Provisions (Tables)	12 Months Ended
Dec. 31, 2023
Provisions [Abstarct]
Schedule of Provisions
	Commissions, promotions and other		Bonuses and other employee benefits	Professional services fees	Other general provisions	Total

As of January 1, 2021	Ps.	107,146	46,540	292	-	153,978

Increases		2,054,420	140,436	17,541	-	2,212,397
Payments		(2,048,135)	(182,439)	(17,333)	-	(2,247,907)

As of December 31, 2021	Ps.	113,431	4,537	500	-	118,468

Additions for subsidiaries’ acquisition		360,280	-	62,990	276,314	699,584
Increases		4,030,497	74,764	48,292	412,645	4,566,198
Payments		(4,012,720)	(52,898)	(54,490)	(469,674)	(4,589,782)
Foreign currency translation		(135)	-	-	(921)	(1,056)

As of December 31, 2022	Ps.	491,353	26,403	57,292	218,364	793,412

Increases		3,880,325	19,025	56,990	615,108	4,571,448
Payments		(3,810,487)	(36,657)	(66,487)	(646,481)	(4,560,112)

As of December 31, 2023	Ps.	561,191	8,771	47,795	186,991	804,748